Revenues (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Revenues	$ 101,392,706	$ 111,186,661	$ 112,047,140
Resale of Gas Transport and Distribution Capacity [Member]
Statement [Line Items]
Revenues	702,759	599,953	1,160,926
Revenues from CVO Thermal Plant Management [Member]
Statement [Line Items]
Revenues	1,752,484	2,189,681	2,290,439
Steam Sales
Statement [Line Items]
Revenues	4,907,935	3,342,579	3,130,683
Sales Under Contract [Member]
Statement [Line Items]
Revenues	53,858,399	58,662,360	54,088,034
Revenues from spot market [Member]
Statement [Line Items]
Revenues	$ 40,171,129	$ 46,392,088	$ 51,377,058